Share-based compensation - Share-based compensation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Disclosure of attribution of expenses by nature to their function [line items]
Share-based compensation expense	$ 22,915	$ 165	$ 122
Share Option | Administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
Share-based compensation expense	177	$ 165	$ 122
Restricted Stock Units | Administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
Share-based compensation expense	$ 22,738